Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Series A Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 22	$ 79,692	$ (50,155)	$ 29,559
Beginning balance, shares at Dec. 31, 2020	181,475	5,490,720
Issuance of common stock under the PIPE, net		$ 14	23,105		23,119
Issuance of common stock under the PIPE, net, shares		3,571,429
Issuance of common stock under the promissory note		$ 1	1,111		1,112
Issuance of common stock under the promissory note, shares		300,834
Issuance of Series A Convertible Preferred shares, net			5,563		5,563
Issuance of Series A Convertible Preferred shares, net, shares	308,487
Conversion of Series A Convertible Preferred Shares to common stock		$ 1	(1)
Conversion of Series A Convertible Preferred Shares to common stock, shares	(40,289)	180,106
Common stock from exercise of warrants			202		202
Common stock from exercise of warrants, shares		36,125
Preferred stock dividends				(392)	(392)
Net income (loss)				(6,923)	(6,923)
Ending balance, value at Sep. 30, 2021		$ 38	109,672	(57,470)	52,420
Edning balance, shares at Sep. 30, 2021	449,673	9,579,214
Beginning balance, value at Dec. 31, 2021		$ 42	111,840	(63,030)	48,852
Beginning balance, shares at Dec. 31, 2021	449,673	10,613,964
Preferred stock dividends				(654)	(654)
Net income (loss)				6,686	6,686
Ending balance, value at Sep. 30, 2022		$ 42	$ 111,840	$ (56,998)	$ 54,884
Edning balance, shares at Sep. 30, 2022	449,673	10,613,964